Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 150,000	Taxes	AUSTRALIA	snj:AU-VIC	City of Greater Bendigo
#: 2
	116,030,000	Taxes	AUSTRALIA	snj:AU-ACT	Commonwealth of Australia
#: 3
	7,380,000	Royalties	AUSTRALIA	snj:AU-ACT	Dja Dja Wurrung Clans Aboriginal Corporation
#: 4
	660,000	Fees	AUSTRALIA	snj:AU-ACT	Dja Dja Wurrung Clans Aboriginal Corporation
#: 5
	115,000	Fees	AUSTRALIA	snj:AU-ACT	Dja Dja Wurrung Clans Aboriginal Corporation	Fosterville Gold Mine	Yes	internal employee costs, based on estimated time allocations for activities
#: 6
	570,000	Fees	AUSTRALIA	snj:AU-NT	Northern Territory Government, Australia
#: 7
	580,000	Taxes	AUSTRALIA	snj:AU-VIC	State Government of Victoria
#: 8
	20,540,000	Royalties	AUSTRALIA	snj:AU-VIC	State Government of Victoria
#: 9
	680,000	Fees	AUSTRALIA	snj:AU-VIC	State Government of Victoria
#: 10
	947,350,000	Taxes	CANADA		Federal Government of Canada
#: 11
	5,310,000	Royalties	CANADA		Federal Government of Canada
#: 12
	1,060,000	Fees	CANADA		Federal Government of Canada
#: 13
	170,000	Fees	CANADA	snj:CA-BC	Government of British Columbia	Jennings
#: 14
	10,730,000	Taxes	CANADA	snj:CA-NU	Government of Nunavut
#: 15
	280,000	Fees	CANADA	snj:CA-NU	Government of Nunavut
#: 16
	163,000	Fees	CANADA	snj:CA-NU	Government of Nunavut		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 17
	1,780,000	Taxes	CANADA	snj:CA-NU	Kitikmeot Inuit Association, Nunavut
#: 18
	455,000	Fees	CANADA	snj:CA-NU	Kitikmeot Inuit Association, Nunavut	Hope Bay	Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 19
	115,000	Fees	CANADA	snj:CA-NU	Kitikmeot Inuit Association, Nunavut	Hope Bay	Yes	internal employee costs, based on estimated time allocations
#: 20
	49,050,000	Royalties	CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut
#: 21
	5,730,000	Fees	CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut
#: 22
	2,906,000	Fees	CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 23
	1,117,000	Fees	CANADA	snj:CA-NU	Kivalliq Inuit Association, Nunavut		Yes	internal employee costs, based on estimated time allocations
#: 24
	77,830,000	Royalties	CANADA	snj:CA-NU	Nunavut Tunngavik Inc.
#: 25
	900,000	Fees	CANADA	snj:CA-NU	Nunavut Tunngavik Inc.
#: 26
	17,430,000	Royalties	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 27
	4,830,000	Fees	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario
#: 28
	123,000	Fees	CANADA	snj:CA-ON	Apitipi Anicinapek Nation, Ontario		Yes	based on estimated time allocations for activities
#: 29
	2,720,000	Royalties	CANADA	snj:CA-ON	Beaverhouse First Nation, Ontario
#: 30
	5,870,000	Fees	CANADA	snj:CA-ON	Beaverhouse First Nation, Ontario
#: 31
	28,000	Fees	CANADA	snj:CA-ON	Beaverhouse First Nation, Ontario		Yes	based on estimated time allocations for activities
#: 32
	181,010,000	Taxes	CANADA	snj:CA-ON	Government of Ontario
#: 33
	690,000	Fees	CANADA	snj:CA-ON	Government of Ontario
#: 34
	390,000	Fees	CANADA	snj:CA-ON	Government of Ontario		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 35
	4,170,000	Royalties	CANADA	snj:CA-ON	Matachewan First Nation, Ontario
#: 36
	10,340,000	Fees	CANADA	snj:CA-ON	Matachewan First Nation, Ontario
#: 37
	227,000	Fees	CANADA	snj:CA-ON	Matachewan First Nation, Ontario		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 38
	79,000	Fees	CANADA	snj:CA-ON	Matachewan First Nation, Ontario		Yes	internal employee costs, based on estimated time allocations
#: 39
	180,000	Fees	CANADA	snj:CA-ON	Metis Nation of Ontario
#: 40
	90,000	Fees	CANADA	snj:CA-ON	Metis Nation of Ontario		Yes	based on estimated time allocations for activities
#: 41
	4,900,000	Royalties	CANADA	snj:CA-ON	Moose Cree First Nation, Ontario
#: 42
	8,310,000	Fees	CANADA	snj:CA-ON	Moose Cree First Nation, Ontario
#: 43
	204,000	Fees	CANADA	snj:CA-ON	Moose Cree First Nation, Ontario		Yes	internal employee costs, based on estimated time allocations for activities
#: 44
	280,000	Royalties	CANADA	snj:CA-ON	Rainy River First Nations, Ontario	Hammond Reef
#: 45
	6,180,000	Royalties	CANADA	snj:CA-ON	Taykwa Tagamou Nation, Ontario
#: 46
	1,300,000	Fees	CANADA	snj:CA-ON	Taykwa Tagamou Nation, Ontario
#: 47
	20,000	Fees	CANADA	snj:CA-ON	Taykwa Tagamou Nation, Ontario		Yes	based on estimated time allocations for activities
#: 48
	200,000	Fees	CANADA	snj:CA-ON	Town of Cochrane, Ontario
#: 49
	2,290,000	Taxes	CANADA	snj:CA-ON	Town of Kirkland Lake, Ontario
#: 50
	190,000	Taxes	CANADA	snj:CA-ON	Township of Black River-Matheson
#: 51
	350,000	Fees	CANADA	snj:CA-ON	Township of Gauthier
#: 52
	2,130,000	Royalties	CANADA	snj:CA-QC	Abitibiwinni First Nation, Quebec	Laronde
#: 53
	2,120,000	Fees	CANADA	snj:CA-QC	Abitibiwinni First Nation, Quebec
#: 54
	58,000	Fees	CANADA	snj:CA-QC	Abitibiwinni First Nation, Quebec		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 55
	32,000	Fees	CANADA	snj:CA-QC	Abitibiwinni First Nation, Quebec		Yes	internal employee costs, based on estimated time allocations
#: 56
	250,000	Fees	CANADA	snj:CA-QC	Algonquin Anishinabeg Nation Tribal Council
#: 57
	6,710,000	Taxes	CANADA	snj:CA-QC	City of Malartic, Quebec
#: 58
	730,000	Taxes	CANADA	snj:CA-QC	City of Val-dOr, Quebec
#: 59
	140,000	Fees	CANADA	snj:CA-QC	City of Val-dOr, Quebec
#: 60
	304,200,000	Taxes	CANADA	snj:CA-QC	Government of Quebec
#: 61
	4,890,000	Fees	CANADA	snj:CA-QC	Government of Quebec
#: 62
	1,310,000	Fees	CANADA	snj:CA-QC	Kitcisakik Anicinape Community, Quebec
#: 63
	11,000	Fees	CANADA	snj:CA-QC	Kitcisakik Anicinape Community, Quebec		Yes	based on estimated time allocations for activities
#: 64
	4,110,000	Fees	CANADA	snj:CA-QC	Lac Simon Anishnabe Nation Council, Quebec
#: 65
	12,000	Fees	CANADA	snj:CA-QC	Lac Simon Anishnabe Nation Council, Quebec		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 66
	11,000	Fees	CANADA	snj:CA-QC	Lac Simon Anishnabe Nation Council, Quebec		Yes	internal employee costs, based on estimated time allocations
#: 67
	820,000	Fees	CANADA	snj:CA-QC	Long Point First Nation, Quebec
#: 68
	860,000	Taxes	CANADA	snj:CA-QC	Municipality of Preissac, Quebec
#: 69
	1,220,000	Taxes	CANADA	snj:CA-QC	Municipality of Rouyn-Noranda, Quebec
#: 70
	270,000	Fees	CANADA	snj:CA-QC	Municipality of Rouyn-Noranda, Quebec
#: 71
	130,000	Fees	CANADA	snj:CA-QC	Timiskaming First Nation, Quebec
#: 72
	122,480,000	Taxes	FINLAND		Government of Finland	Kittila
#: 73
	18,640,000	Royalties	FINLAND		Government of Finland	Kittila
#: 74
	2,650,000	Fees	FINLAND		Government of Finland
#: 75
	1,520,000	Taxes	FINLAND	snj:FI-10	Kittila Municipality, Finland	Kittila
#: 76
	250,000	Fees	FINLAND		Kittila Municipality, Finland
#: 77
	6,250,000	Taxes	MEXICO		Government of Mexico
#: 78
	5,560,000	Royalties	MEXICO		Government of Mexico	Pinos Altos
#: 79
	6,850,000	Fees	MEXICO		Government of Mexico
#: 80
	450,000	Fees	MEXICO	snj:MX-MIC	Municipality of Ocampo, Mexico
#: 81
	381,000	Fees	MEXICO	snj:MX-MIC	Municipality of Ocampo, Mexico		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 82
	630,000	Fees	MEXICO	snj:MX-CHH	Municipality of Temosachi, Mexico
#: 83
	19,000	Fees	MEXICO	snj:MX-CHH	Municipality of Temosachi, Mexico		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 84
	280,000	Fees	MEXICO	snj:MX-CHH	State of Chihuahua, Mexico
#: 85
	196,000	Fees	MEXICO	snj:MX-CHH	State of Chihuahua, Mexico		Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 86
	210,000	Taxes	SWEDEN		Government of Sweden	Barsele
#: 87
	230,000	Fees	UNITED STATES		Government of the United States of America
#: 88
	300,000	Fees	UNITED STATES	snj:US-AK	State of Alaska, United States of America
#: 89
	1,761,000	Fees	CANADA	snj:CA-NU		Meadowbank	Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 90
	559,000	Fees	CANADA	snj:CA-NU		Meadowbank	Yes	internal employee costs, based on estimated time allocations
#: 91
	1,309,000	Fees	CANADA	snj:CA-NU		Meliadine	Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 92
	559,000	Fees	CANADA	snj:CA-NU		Meliadine	Yes	internal employee costs, based on estimated time allocations
#: 93
	771,000	Fees	CANADA	snj:CA-ON		Detour Lake Mine	Yes	payments valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 94
	381,000	Fees	CANADA	snj:CA-ON		Detour Lake Mine	Yes	internal employee costs, based on estimated time allocations.
#: 95
	146,000	Fees	CANADA	snj:CA-ON		Macassa Mine	Yes	internal employee costs, based on estimated time allocations for activities
#: 96
	118,000	Fees	CANADA	snj:CA-ON		Upper Beaver	Yes	valued at cost incurred by Agnico Eagle Mines Limited
#: 97
	56,000	Fees	CANADA	snj:CA-QC		Canadian Malartic	Yes	valued at cost incurred by Agnico Eagle Mines Limited
#: 98
	26,000	Fees	CANADA	snj:CA-QC		Canadian Malartic	Yes	internal employee costs, based on estimated time allocations.
#: 99
	16,000	Fees	CANADA	snj:CA-QC		Goldex	Yes	internal employee costs, based on estimated time allocations
#: 100
	55,000	Fees	CANADA	snj:CA-QC		Laronde	Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 101
	29,000	Fees	CANADA	snj:CA-QC		Laronde	Yes	internal employee costs, based on estimated time allocations.
#: 102
	137,000	Fees	MEXICO			Pinos Altos	Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited
#: 103
	$ 459,000	Fees	MEXICO			Pinos Altos & Creston Mascota	Yes	valued at cost, based on amounts incurred by Agnico Eagle Mines Limited